SCHEDULE OF CONCENTRATIONS OF RISK (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - Vendor A [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Concentration Risk [Line Items]
Percentage of purchases	17.20%	19.70%
Accounts payable	$ 13,273	$ 2,965